Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance, beginning of year	$ 12,184,000,000	$ 12,464,000,000
Disposition of Aitken Creek (Note 21)	0	(27,000,000)
Foreign currency translation impacts	928,000,000	(253,000,000)
Balance, end of year	13,112,000,000	12,184,000,000
Goodwill impairment loss	$ 0	$ 0